Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	$ 98,889	$ 327,432	$ (1,589)	$ 498,652	$ 498,652
Other comprehensive income (loss):
Balance at the end of the period	43,503	320,505	43,503	320,505	(1,589)	$ 498,652
MSGE SPINCO, INC [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period			(1,589)	498,652	498,652	818,610	$ 904,538
Other comprehensive income (loss):
Balance at the end of the period					(1,589)	498,652	818,610
Pension Plans and Postretirement Plan
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	(34,129)	(32,986)	(34,740)	(33,598)	(33,598)
Other comprehensive income (loss):
Amounts reclassified from accumulated other comprehensive loss	323	371	1,063	1,114
Income tax expense	(56)	(65)	(185)	(196)
Other comprehensive income (loss), net of income taxes	267	306	878	918
Balance at the end of the period	$ (33,862)	$ (32,680)	(33,862)	(32,680)	(34,740)	(33,598)
Pension Plans and Postretirement Plan | MSGE SPINCO, INC [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period			$ (34,740)	$ (33,598)	(33,598)	(31,108)	(33,378)
Other comprehensive income (loss):
Other comprehensive loss before reclassifications					0	0	(45)
Amounts reclassified from accumulated other comprehensive loss					(1,385)	(2,951)	1,409
Income tax expense					243	461	(488)
Other comprehensive income (loss), net of income taxes					(1,142)	(2,490)	876
Adjustment related to the transfer of Pension Plans and Postretirement Plan liabilities as a result of the 2020 Entertainment Distribution					0	0	1,394
Balance at the end of the period					$ (34,740)	$ (33,598)	$ (31,108)